Taxation - Summary of Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Net operating tax loss carry forwards	¥ 116,862	¥ 108,601
Advertising expenses in excess of deduction limit	1
Total deferred tax assets	116,863	108,601
Less: valuation allowances	¥ (116,863)	¥ (108,601)	¥ (112,838)	¥ (74,607)